Total Stock Market Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	68,358,527	4,554,728
Vanguard Extended Market Index Fund Admiral Shares	4,825,541	631,036
Total Investment Companies (Cost $3,873,533)		5,185,764
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.342% (Cost $1,317)	13,169	1,317
Total Investments (100.0%) (Cost $3,874,850)		5,187,081
Other Assets and Liabilities—Net (0.0%)		1,884
Net Assets (100%)		5,188,965
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Extended Market Index Fund	695,171	25,991	26,062	10,634	(74,698)	2,236	—	631,036
Vanguard Market Liquidity Fund	3	NA1	NA1	—	—	11	—	1,317
Vanguard Variable Insurance Funds—Equity Index Portfolio	4,730,086	280,540	96,046	53,240	(413,092)	53,551	103,183	4,554,728
Total	5,425,260	306,531	122,108	63,874	(487,790)	55,798	103,183	5,187,081
1	Not applicable—purchases and sales are for temporary cash investment purposes.